UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Blended Style Series

U.S. Large Cap Portfolio

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 100.4%
U.S. Large Cap Growth Portfolio	2,552,825	$24,456,059
U.S. Value Portfolio	3,186,759	24,506,179
Total Investments - 100.4% (cost $48,329,150) (a)		48,962,238
Other assets less liabilities - (0.4)%		(185,570)

Net Assets - 100.0%		$48,776,668

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,447,873 and gross unrealized depreciation of investments was $(814,785), resulting in net unrealized appreciation of $633,088.

AllianceBernstein Blended Style Series - U.S. Large Cap Portfolio

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$48,962,238	$—	$—	$48,962,238

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Fixed Income - 73.0%
High Yield Portfolio	69,586	$665,243
Inflation Protected Securities Portfolio	402,028	4,156,965
Intermediate Duration Bond Portfolio	530,233	5,503,814
Short Duration Bond Portfolio	547,529	5,190,579
Volatility Management Portfolio	511,302	4,770,449

		20,287,050

The AllianceBernstein Pooling Portfolios - Equity - 27.3%
Global Real Estate Investment Portfolio	242,412	1,970,810
International Growth Portfolio	106,510	837,167
International Value Portfolio	121,368	833,803
Small-Mid Cap Growth Portfolio	28,615	345,096
Small-Mid Cap Value Portfolio	33,651	336,844
U.S. Large Cap Growth Portfolio	169,808	1,626,763
U.S. Value Portfolio	212,436	1,633,631

		7,584,114

Total Investments - 100.3% (cost $25,934,423) (a)		27,871,164
Other assets less liabilities - (0.3)%		(79,834)

Net Assets - 100.0%		$27,791,330

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,139,716 and gross unrealized depreciation of investments was $(202,975), resulting in net unrealized appreciation of $1,936,741.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.69% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2000 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$27,871,164	$—	$—	$27,871,164

AllianceBernstein 2005 Retirement Strategy

2005 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income - 66.0%
High Yield Portfolio	207,351	$1,982,279
Inflation Protected Securities Portfolio	575,380	5,949,427
Intermediate Duration Bond Portfolio	615,170	6,385,469
Short Duration Bond Portfolio	398,595	3,778,678
Volatility Management Portfolio	845,244	7,886,124

		25,981,977

The AllianceBernstein Pooling Portfolios - Equity - 34.2%
Global Real Estate Investment Portfolio	337,587	2,744,583
International Growth Portfolio	209,087	1,643,426
International Value Portfolio	232,355	1,596,281
Small-Mid Cap Growth Portfolio	57,678	695,596
Small-Mid Cap Value Portfolio	67,530	675,976
U.S. Large Cap Growth Portfolio	317,840	3,044,902
U.S. Value Portfolio	396,419	3,048,458

		13,449,222

Total Investments - 100.2% (cost $36,784,293) (a)		39,431,199
Other assets less liabilities - (0.2)%		(93,629)

Net Assets - 100.0%		$39,337,570

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,091,946 and gross unrealized depreciation of investments was $(445,040), resulting in net unrealized appreciation of $2,646,906.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.42% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2005 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,431,199	$—	$—	$39,431,199

AllianceBernstein Retirement Strategies

2010 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income - 56.3%
High Yield Portfolio	1,215,293	$11,618,206
Inflation Protected Securities Portfolio	2,267,032	23,441,107
Intermediate Duration Bond Portfolio	2,257,345	23,431,241
Short Duration Bond Portfolio	85,077	806,527
Volatility Management Portfolio	3,587,121	33,467,838

		92,764,919

The AllianceBernstein Pooling Portfolios - Equity - 43.9%
Global Real Estate Investment Portfolio	1,405,489	11,426,628
International Growth Portfolio	1,166,415	9,168,020
International Value Portfolio	1,330,099	9,137,782
Small-Mid Cap Growth Portfolio	342,106	4,125,804
Small-Mid Cap Value Portfolio	400,065	4,004,650
U.S. Large Cap Growth Portfolio	1,798,412	17,228,786
U.S. Value Portfolio	2,246,244	17,273,613

		72,365,283

Total Investments - 100.2% (cost $163,638,380) (a)		165,130,202
Other assets less liabilities - (0.2)%		(392,317)

Net Assets - 100.0%		$164,737,885

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,644,984 and gross unrealized depreciation of investments was $(5,153,162), resulting in net unrealized appreciation of $1,491,822.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.16% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2010 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$165,130,202	$—	$—	$165,130,202

AllianceBernstein Retirement Strategies

2015 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 51.2%
Global Real Estate Investment Portfolio	2,534,901	$20,608,743
International Growth Portfolio	2,427,109	19,077,081
International Value Portfolio	2,774,845	19,063,183
Small-Mid Cap Growth Portfolio	855,042	10,311,803
Small-Mid Cap Value Portfolio	1,002,872	10,038,747
U.S. Large Cap Growth Portfolio	3,672,245	35,180,114
U.S. Value Portfolio	4,609,683	35,448,461

		149,728,132

The AllianceBernstein Pooling Portfolios - Fixed Income - 48.8%
High Yield Portfolio	2,199,722	21,029,348
Inflation Protected Securities Portfolio	2,658,137	27,485,134
Intermediate Duration Bond Portfolio	3,423,734	35,538,360
Volatility Management Portfolio	6,313,113	58,901,344

		142,954,186

Total Investments - 100.0% (cost $294,531,860) (a)		292,682,318
Other assets less liabilities - 0.0%		(103,108)

Net Assets - 100.0%		$292,579,210

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,626,951 and gross unrealized depreciation of investments was $(12,476,493), resulting in net unrealized depreciation of $(1,849,542).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.15% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2015 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$292,682,318	$—	$—	$292,682,318

AllianceBernstein Retirement Strategies

2020 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 58.2%
Global Real Estate Investment Portfolio	3,163,159	$25,716,485
International Growth Portfolio	3,568,882	28,051,410
International Value Portfolio	4,072,102	27,975,340
Small-Mid Cap Growth Portfolio	1,310,970	15,810,299
Small-Mid Cap Value Portfolio	1,524,528	15,260,519
U.S. Large Cap Growth Portfolio	5,302,470	50,797,666
U.S. Value Portfolio	6,631,335	50,994,964

		214,606,683

The AllianceBernstein Pooling Portfolios - Fixed Income - 41.9%
High Yield Portfolio	2,762,019	26,404,909
Inflation Protected Securities Portfolio	1,571,068	16,244,842
Intermediate Duration Bond Portfolio	3,609,438	37,465,964
Volatility Management Portfolio	7,944,563	74,122,772

		154,238,487

Total Investments - 100.1% (cost $381,722,498) (a)		368,845,170
Other assets less liabilities - (0.1)%		(455,996)

Net Assets - 100.0%		$368,389,174

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,051,867 and gross unrealized depreciation of investments was $(22,929,195), resulting in net unrealized depreciation of $(12,877,328).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.12% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2020 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$368,845,170	$—	$—	$368,845,170

AllianceBernstein Retirement Strategies

2025 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 68.0%
Global Real Estate Investment Portfolio	2,659,132	$21,618,746
International Growth Portfolio	3,517,512	27,647,647
International Value Portfolio	4,025,096	27,652,407
Small-Mid Cap Growth Portfolio	1,289,026	15,545,650
Small-Mid Cap Value Portfolio	1,512,091	15,136,026
U.S. Large Cap Growth Portfolio	5,188,067	49,701,684
U.S. Value Portfolio	6,513,283	50,087,150

		207,389,310

The AllianceBernstein Pooling Portfolios - Fixed Income - 32.1%
High Yield Portfolio	2,270,757	21,708,436
Inflation Protected Securities Portfolio	59,161	611,722
Intermediate Duration Bond Portfolio	2,109,722	21,898,919
Volatility Management Portfolio	5,770,806	53,841,617

		98,060,694

Total Investments - 100.1% (cost $321,763,665) (a)		305,450,004
Other assets less liabilities - (0.1)%		(172,866)

Net Assets - 100.0%		$305,277,138

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,393,276 and gross unrealized depreciation of investments was $(25,706,937), resulting in net unrealized depreciation of $(16,313,661).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.08% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2025 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$305,450,004	$—	$—	$305,450,004

AllianceBernstein Retirement Strategies

2030 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 76.5%
Global Real Estate Investment Portfolio	1,690,072	$13,740,289
International Growth Portfolio	3,690,379	29,006,378
International Value Portfolio	4,231,551	29,070,753
Small-Mid Cap Growth Portfolio	1,349,361	16,273,296
Small-Mid Cap Value Portfolio	1,578,960	15,805,384
U.S. Large Cap Growth Portfolio	5,323,309	50,997,303
U.S. Value Portfolio	6,632,033	51,000,336

		205,893,739

The AllianceBernstein Pooling Portfolios - Fixed Income - 23.5%
High Yield Portfolio	1,468,636	14,040,161
Intermediate Duration Bond Portfolio	1,382,102	14,346,212
Volatility Management Portfolio	3,730,509	34,805,649

		63,192,022

Total Investments - 100.0% (cost $284,742,354) (a)		269,085,761
Other assets less liabilities - 0.0%		126,577

Net Assets - 100.0%		$269,212,338

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,950,236 and gross unrealized depreciation of investments was $(23,606,829), resulting in net unrealized depreciation of $(15,656,593).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2030 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$269,085,761	$—	$—	$269,085,761

AllianceBernstein Retirement Strategies

2035 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 84.5%
Global Real Estate Investment Portfolio	1,143,941	$9,300,242
International Growth Portfolio	2,784,116	21,883,147
International Value Portfolio	3,200,256	21,985,760
Small-Mid Cap Growth Portfolio	1,049,358	12,655,253
Small-Mid Cap Value Portfolio	1,232,767	12,339,998
U.S. Large Cap Growth Portfolio	4,075,368	39,042,023
U.S. Value Portfolio	5,074,075	39,019,639

		156,226,062

The AllianceBernstein Pooling Portfolios - Fixed Income - 15.7%
High Yield Portfolio	49,773	475,830
Intermediate Duration Bond Portfolio	922,014	9,570,501
Volatility Management Portfolio	2,038,586	19,020,013

		29,066,344

Total Investments - 100.2% (cost $198,664,662) (a)		185,292,406
Other assets less liabilities - (0.2)%		(433,938)

Net Assets - 100.0%		$184,858,468

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,966,582 and gross unrealized depreciation of investments was $(17,338,838), resulting in net unrealized depreciation of $(13,372,256).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.04% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2035 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$185,292,406	$—	$—	$185,292,406

AllianceBernstein Retirement Strategies

2040 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 89.6%
Global Real Estate Investment Portfolio	998,015	$8,113,860
International Growth Portfolio	2,563,879	20,152,087
International Value Portfolio	2,931,977	20,142,678
Small-Mid Cap Growth Portfolio	939,721	11,333,039
Small-Mid Cap Value Portfolio	1,115,690	11,168,056
U.S. Large Cap Growth Portfolio	3,769,932	36,115,950
U.S. Value Portfolio	4,717,524	36,277,762

		143,303,432

The AllianceBernstein Pooling Portfolios - Fixed Income - 10.5%
Intermediate Duration Bond Portfolio	784,552	8,143,647
Volatility Management Portfolio	923,855	8,619,573

		16,763,220

Total Investments - 100.1% (cost $169,078,388) (a)		160,066,652
Other assets less liabilities - (0.1)%		(163,540)

Net Assets - 100.0%		$159,903,112

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,078,051 and gross unrealized depreciation of investments was $(13,089,787), resulting in net unrealized depreciation of $(9,011,736).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.04% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2040 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$160,066,652	$—	$—	$160,066,652

AllianceBernstein Retirement Strategies

2045 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.6%
The AllianceBernstein Pooling Portfolios - Equity - 95.3%
Global Real Estate Investment Portfolio	630,252	$5,123,951
International Growth Portfolio	1,754,091	13,787,153
International Value Portfolio	2,008,160	13,796,062
Small-Mid Cap Growth Portfolio	644,086	7,767,676
Small-Mid Cap Value Portfolio	762,433	7,631,949
U.S. Large Cap Growth Portfolio	2,555,103	24,477,891
U.S. Value Portfolio	3,182,870	24,476,269

		97,060,951

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.3%
Intermediate Duration Bond Portfolio	496,556	5,154,259
Volatility Management Portfolio	23,211	216,556

		5,370,815

Total Investments - 100.6% (cost $108,323,272) (a)		102,431,766
Other assets less liabilities - (0.6)%		(571,452)

Net Assets - 100.0%		$101,860,314

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,709,159 and gross unrealized depreciation of investments was $(8,600,665), resulting in net unrealized depreciation of $(5,891,506).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.04% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2045 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$102,431,766	$—	$—	$102,431,766

AllianceBernstein Retirement Strategies

2050 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.0%
The AllianceBernstein Pooling Portfolios - Equity - 93.9%
Global Real Estate Investment Portfolio	97,530	$792,920
International Growth Portfolio	273,099	2,146,559
International Value Portfolio	312,344	2,145,799
Small-Mid Cap Growth Portfolio	98,278	1,185,233
Small-Mid Cap Value Portfolio	118,911	1,190,300
U.S. Large Cap Growth Portfolio	397,116	3,804,374
U.S. Value Portfolio	494,456	3,802,364

		15,067,549

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Intermediate Duration Bond Portfolio	79,282	822,947
Total Investments - 99.0% (cost $13,742,069) (a)		15,890,496
Other assets less liabilities - 1.0%		154,621

Net Assets - 100.0%		$16,045,117

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,148,427 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $2,148,427.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.04% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2050 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,890,496	$—	$—	$15,890,496

AllianceBernstein Retirement Strategies

2055 Retirement Strategy

Portfolio of Investments

May 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 101.1%
The AllianceBernstein Pooling Portfolios - Equity - 96.2%
Global Real Estate Investment Portfolio	22,698	$184,537
International Growth Portfolio	62,624	492,220
International Value Portfolio	71,988	494,559
Small-Mid Cap Growth Portfolio	22,696	273,707
Small-Mid Cap Value Portfolio	27,373	274,006
U.S. Large Cap Growth Portfolio	91,760	879,063
U.S. Value Portfolio	114,245	878,546

		3,476,638

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.9%
Intermediate Duration Bond Portfolio	17,301	179,582
Total Investments - 101.1% (cost $3,431,235) (a)		3,656,220
Other assets less liabilities - (1.1)%		(41,205)

Net Assets - 100.0%		$3,615,015

(a)	As of May 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $245,827 and gross unrealized depreciation of investments was $(20,842), resulting in net unrealized appreciation of $224,985.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2010, the Strategy’s total exposure to subprime investments was 0.04% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein 2055 Retirement Strategy

May 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,656,220	$—	$—	$3,656,220

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2010